TERM LOANS (Additional Information) (Details) (Loan Agreement [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Maximum balance outstanding during the year	$ 62,278,294	$ 44,884,729
Interest expense	$ 3,525,936	$ 2,912,292
Weighted average interest rate	3.29%	3.27%
Minimum [Member]
Debt Instrument [Line Items]
Range of interest rate	0.465%	0.347%
Maximum [Member]
Debt Instrument [Line Items]
Range of interest rate	1.205%	0.868%